Amounts Contributed to Defined Contribution Plans in Various Jurisdictions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plans, contributed amount	$ 18,234	$ 16,175	$ 61,221	$ 56,242	$ 47,717
India
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plans, contributed amount	5,944	5,217	22,242	19,074	15,915
U.S.
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plans, contributed amount	4,599	4,280	11,147	10,379	8,148
U.K.
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plans, contributed amount	2,137	1,720	7,823	6,593	4,453
China
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plans, contributed amount	4,394	3,828	15,950	15,512	14,511
Other Regions
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plans, contributed amount	$ 1,160	$ 1,130	$ 4,059	$ 4,684	$ 4,690